Income Taxes - Loss Before Provision for Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S.					$ (75,822,000)	$ (73,317,000)
Foreign					0	0
Loss before provision for income taxes	$ (9,659,000)	$ (23,576,000)	$ (20,657,000)	$ (47,905,000)	$ (75,822,000)	$ (73,317,000)